LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	6 Months Ended
Jun. 30, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 5:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Others:

	Interest
	June 30,	June 30,	December 31,
	2019	2019	2018
Linkage terms:	%	Unaudited

U.S. dollar	5%	388	503
NIS - fix interest rate	5%	151	221

		539	724
Less - current maturities (trade payables)		(423)	(416)

		116	308

Minimum future payments at June 30, 2019 due under the long-term debt are as follows:

Long-term loan

First year	423
Second year	116

539

Long-term debt includes liabilities associated with equipment purchase in the amounts of $539 and $724 and current maturities of long-term debt of $423 and $416 at June 30, 2019 and December 31, 2018, respectively. The current maturities are classified to the trade payable balance as of June 30, 2019 and December 31, 2018, respectively.

As to pledges securing the loans, see Note 7a.